AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Affiliated Mutual Funds
AST ClearBridge Dividend Growth Portfolio*	2,533,526	$72,889,556
AST Core Fixed Income Portfolio*	10,921,617	149,298,508
AST Emerging Markets Equity Portfolio*	575,651	5,514,738
AST Global Bond Portfolio*	8,417,631	96,971,111
AST Goldman Sachs Mid-Cap Growth Portfolio*	474,878	7,061,437
AST High Yield Portfolio*	476,351	5,654,285
AST International Growth Portfolio*	2,439,203	62,419,210
AST International Value Portfolio*	2,905,410	64,471,057
AST Investment Grade Bond Portfolio*	11,898,427	105,301,082
AST Jennison Large-Cap Growth Portfolio*	842,465	52,325,507
AST Large-Cap Core Portfolio*	6,124,631	179,941,659
AST Large-Cap Value Portfolio*	4,972,095	225,285,639
AST Loomis Sayles Large-Cap Growth Portfolio*	659,299	60,543,386
AST MFS Growth Portfolio*	1,086,903	51,062,687
AST Mid-Cap Value Portfolio*	155,885	7,155,126
AST QMA International Core Equity Portfolio*	3,836,007	54,624,746
AST Small-Cap Growth Opportunities Portfolio*	366,871	10,055,945
AST Small-Cap Growth Portfolio*	144,334	10,620,102
AST Small-Cap Value Portfolio*	710,824	26,407,120
	Shares	Value
Affiliated Mutual Funds (continued)
AST T. Rowe Price Large-Cap Growth Portfolio*	904,986	$60,534,491
AST T. Rowe Price Natural Resources Portfolio*	418,696	12,330,583
AST Western Asset Emerging Markets Debt Portfolio*	410,255	4,787,681

Total Long-Term Investments (cost $1,135,853,901)(wd)		1,325,255,656

Short-Term Investment — 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,039,787)(wd)	6,039,787	6,039,787

TOTAL INVESTMENTS—100.1% (cost $1,141,893,688)		1,331,295,443

Liabilities in excess of other assets — (0.1)%		(962,979)

Net Assets — 100.0%		$1,330,332,464

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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